COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2026
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

13.COMMITMENTS AND CONTINGENCIES

Contingencies

In the ordinary course of business, the Company often includes standard indemnification provisions in its arrangements with third parties, including vendors, customers, investors, and the Company’s directors and officers. Pursuant to these provisions, the Company may be obligated to indemnify such parties for losses or claims suffered or incurred in connection with its activities or non-compliance with certain representations and warranties made by the Company. It is not possible to determine the maximum potential loss under these indemnification provisions due to the Company’s limited history of prior indemnification claims and the unique facts and circumstances involved in each particular provision. The Company is subject to claims or proceedings from time to time relating to the purchase, development and sale of real estate and homes and other aspects of its homebuilding operations. Management believes that these claims include usual obligations incurred by real estate developers and residential home builders in the normal course of business. In the opinion of management, these matters will not have a material effect on the Company’s consolidated financial position, results of operations or cash flows.

Borrowings

The Company has borrowings that are primarily made under general agreements. Refer to Note 7. NOTES PAYABLE for information about future debt payments.

Legal Matters

From time to time in the normal course of business, the Company may be subject to various legal matters, such as threatened or pending claims or proceedings. There were no such material matters as of and for the fiscal years ended June 30, 2026, 2025, and 2024.

The Company has land purchase contracts, generally through cash deposits, for the right to purchase land or lots at a future point in time with predetermined terms. The Company does not have title to the property, and obligations with respect to the land purchase contracts are generally limited to the forfeiture of the related nonrefundable cash deposits.

Lease Obligations

Operating Leases

The Company recognizes lease obligations and associated right-of-use assets for its existing non-cancelable leases. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The Company has non-cancelable operating leases primarily associated with its corporate, regional office facilities and hotel facilities the Company operates. Operating lease expense is recognized on a straight-line basis over the lease term, subject to any changes in the lease or expectations regarding the terms. Variable lease costs such as common area costs and property taxes are expensed as incurred. Leases with an initial term of 12 months or less are not recorded on the consolidated balance sheets. The lease term may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

During the fiscal year ended June 30, 2026, the Company entered into three sale and leaseback transactions of land and buildings located in Tokyo, Japan for an aggregate sales price of ¥2,577,000 thousand, net of consumption tax. Under the transaction, the land and a building were sold and leased back for a non-cancellable term of three to twenty years. The property was qualified for a sale and leaseback and classified as an operating lease. The Company recorded revenue of ¥2,577,000 thousand, cost of sales of ¥1,632,077 thousand, and sales commission of ¥56,618 thousand under this sale and leaseback transaction. The related revenue, cost of sales, and sales commission were included in real estate sales, cost of sales – real estate, and selling, general and administrative, respectively, in the Consolidated Statements of Comprehensive Income for the fiscal year ended June 30, 2026.

During the fiscal year ended June 30, 2025, the Company entered into three sale and leaseback transactions of land and buildings located in Tokyo, Japan for an aggregate sales price of ¥2,670,967 thousand, net of consumption tax. Under the transaction, the land and a building were sold and leased back for a non-cancellable term of three to ten years. The property was qualified for a sale and leaseback and classified as an operating lease. The Company recorded revenue of ¥2,670,967 thousand, cost of sales of ¥1,785,544 thousand, and sales commission of ¥42,216 thousand under this sale and leaseback transaction. The related revenue, cost of sales, and sales commission were included in Real estate sales, Cost of sales – real estate, and selling, general and administrative, respectively, in the Consolidated Statements of Comprehensive Income for the fiscal year ended June 30, 2025.

Operating lease cost, as included in general and administrative expenses and cost of sales in the Company’s consolidated statements of comprehensive income, totaled ¥241,575 thousand, ¥87,709 thousand, and ¥79,048 thousand for the fiscal years ended June 30, 2026, 2025, and 2024, respectively. Cash paid for the amounts included in the measurement of lease liabilities for operating leases for the fiscal years ended June 30, 2026, 2025, and 2024 was ¥243,896 thousand, ¥90,016 thousand, and ¥81,284 thousand, respectively. As of June 30, 2026 and 2025, the weighted-average discount rate was 4% and 3% and the Company’s weighted-average remaining life was 12.9 and 6.6 years, respectively. The Company did not have any significant lease contracts that had not yet commenced as of June 30, 2026 and 2025.

The following table (in thousands) presents the operating lease related assets and liabilities recorded on the Company’s balance sheets as of June 30, 2026 and 2025:

	June 30,
	2026	2025
Right-of-use assets - non current	¥1,631,748	¥820,786
Total operating lease assets	¥1,631,748	¥820,786

Operating lease liabilities - current	¥244,390	¥201,313
Operating lease liabilities – long-term	1,387,525	621,962
Total operating lease liabilities	¥1,631,915	¥823,275

The table below shows the future minimum payments under non-cancelable operating leases at June 30, 2026 (in thousands):

Years Ending June 30,	Operating Leases
2027	¥308,852
2028	272,213
2029	171,524
2030	117,027
2031	117,052
Thereafter	1,085,657
Total	2,072,325
Less: lease amount representing interest	(440,410)
Present value of operating lease liabilities	¥1,631,915

Finance Leases

The Company entered into finance leases for certain office equipment with terms ranging from three to seven years. Rights-of-use assets are included in property and equipment, net, finance lease liabilities – current are included in accrued expenses and other current liabilities, and finance lease liabilities – long-term are included in other liabilities on the accompanying balance sheets.

The following table (in thousands) presents the finance lease related assets and liabilities recorded on the Company’s balance sheets as of June 30, 2026 and 2025:

	June 30,
	2026	2025
Right-of-use assets - non current	¥76,112	¥85,444
Total finance lease assets	¥76,112	¥85,444

Finance lease liabilities - current	¥26,633	¥28,464
Finance lease liabilities – long-term	51,530	59,122
Total finance lease liabilities	¥78,163	¥87,586